SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Inventory Disclosure [Abstract]
Raw materials		$ 9,065	$ 1,980
Work-in-progress		2,078	516
Finished goods		749	61
Total inventory, net	$ 8,871	$ 11,892	$ 2,557